Related Parties - Purchase of Senior Notes (Details) - USD ($) $ in Thousands		12 Months Ended
	Feb. 29, 2016	Dec. 31, 2016
Senior Unsecured Notes
Gain on debt extinguishment		$ 99,530
Blackstone Group Management L.L.C. and Affiliates | Beneficial owner
Senior Unsecured Notes
Beneficial ownership interest (as a percent)	5.00%
Minimum | Blackstone Group Management L.L.C. and Affiliates | Beneficial owner
Senior Unsecured Notes
Beneficial ownership interest (as a percent)	5.00%
Senior notes
Senior Unsecured Notes
Gain on debt extinguishment		99,500
2023 Notes | Senior notes | Beneficial owner
Senior Unsecured Notes
Aggregate principal amount repurchased	$ 100,000
Purchased amount		$ 46,500
Gain on debt extinguishment	48,300
2023 Notes | Senior notes | Magnetar Capital and Affiliates | Beneficial owner
Senior Unsecured Notes
Aggregate principal amount repurchased	50,000
Purchased amount	23,300
2023 Notes | Senior notes | Blackstone Group Management L.L.C. and Affiliates | Beneficial owner
Senior Unsecured Notes
Aggregate principal amount repurchased	50,000
Purchased amount	$ 23,300